May 22, 2013

Deborah O’Neal-Johnson, Esquire
U.S. Securities & Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Retirement Funds, Inc. (“Registrant”)

 consisting of the following new series and classes:

T. Rowe Price Target Retirement 2005 Fund

T. Rowe Price Target Retirement 2005 Fund-Advisor Class

T. Rowe Price Target Retirement 2010 Fund

T. Rowe Price Target Retirement 2010 Fund-Advisor Class

T. Rowe Price Target Retirement 2015 Fund

T. Rowe Price Target Retirement 2015 Fund-Advisor Class

T. Rowe Price Target Retirement 2020 Fund

T. Rowe Price Target Retirement 2020 Fund-Advisor Class

T. Rowe Price Target Retirement 2025 Fund

T. Rowe Price Target Retirement 2025 Fund-Advisor Class

T. Rowe Price Target Retirement 2030 Fund

T. Rowe Price Target Retirement 2030 Fund-Advisor Class

T. Rowe Price Target Retirement 2035 Fund

T. Rowe Price Target Retirement 2035 Fund-Advisor Class

T. Rowe Price Target Retirement 2040 Fund

T. Rowe Price Target Retirement 2040 Fund-Advisor Class

T. Rowe Price Target Retirement 2045 Fund

T. Rowe Price Target Retirement 2045 Fund-Advisor Class

T. Rowe Price Target Retirement 2050 Fund

T. Rowe Price Target Retirement 2050 Fund-Advisor Class

T. Rowe Price Target Retirement 2055 Fund

T. Rowe Price Target Retirement 2055 Fund-Advisor Class

File Nos.: 333-92380/811-21149

Dear Ms. O’Neal-Johnson:

Pursuant to Section 6 of the Securities Act of 1933, Section 8 of the Investment Company Act of 1940, as amended, and Rule 485(a) under the 1933 Act, we are hereby filing Post-Effective Amendment No. 24 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment reflects the addition of eleven (11) new series and eleven (11) new classes of common stock to be designated the: T. Rowe Price Target Retirement 2005 Fund, T. Rowe Price Target Retirement 2005 Fund-Advisor Class, T. Rowe Price Target Retirement 2010 Fund, T. Rowe Price Target Retirement 2010 Fund-Advisor Class, T. Rowe Price Target Retirement 2015 Fund, T. Rowe Price Target Retirement 2015 Fund-Advisor Class, T. Rowe Price Target Retirement 2020 Fund, T. Rowe Price Target Retirement 2020 Fund-Advisor Class, T. Rowe Price Target Retirement 2025 Fund, T. Rowe Price Target Retirement 2025 Fund-Advisor Class, T. Rowe Price Target Retirement 2030 Fund, T. Rowe Price Target Retirement 2030 Fund-Advisor Class, T. Rowe Price Target Retirement 2035 Fund, T. Rowe Price Target Retirement 2035 Fund-Advisor Class, T. Rowe Price Target Retirement 2040 Fund, T. Rowe Price Target Retirement 2040 Fund-Advisor Class, T. Rowe Price Target Retirement 2045 Fund, T. Rowe Price Target Retirement 2045 Fund-Advisor Class, T. Rowe Price Target Retirement 2050 Fund, T. Rowe Price Target Retirement 2050 Fund-Advisor Class, T. Rowe Price Target Retirement 2055 Fund, and T. Rowe Price Target Retirement 2055 Fund-Advisor Class.

The Amendment contains two prospectuses. The first prospectus is for the eleven retail share classes. The disclosure in Sections 1 and 3 of this prospectus is unique to the investment program and policies of the new series being added. Sections 2 and 4 of the prospectus are common to the prospectuses for all T. Rowe Price retail mutual funds.

The second prospectus is for the eleven Advisor share classes. The disclosure in Sections 1 and 3 of this prospectus is substantially similar to the prospectus for the retail share classes. However, Sections 2 and 4 of the prospectus are common to the prospectuses for all T. Rowe Price advisor class funds.

We have not yet obtained a NASDAQ ticker symbol, however, once it is received, it will be added to the front cover of each prospectus.

The Statement of Additional Information (the “SAI”) is the same one used for all T. Rowe Price mutual funds (other than the Variable Insurance Product funds). Certain changes have been made in the text of the SAI to reflect the addition of the new series and new classes. This disclosure is marked to show changes from the May 1, 2013 SAI that was filed as part of certain T. Rowe Price mutual funds’ annual registration statement updates.

The filing is scheduled to go effective on August 5, 2013.

If you have any questions about this filing, please give me a call at 410-345-6646 or, in my absence, Darrell Braman at 410-345-2013.

Sincerely,

/s/Brian R. Poole
Brian R. Poole, Esquire